SEMI-ANNUAL
                                                 FINANCIAL REPORT


                                            STI CLASSIC VARIABLE TRUST
                                                   JUNE 30, 1999
                                             (LOGO) [GRAPHIC OMITTED]

Dear STI Classic Variable Trust Shareholders:

The following 1999 Semi-Annual Financial Report provides you a detailed summary of each of the STI Classic Variable Trust Funds. The STI Classic Funds and the STI Classic Variable Trust Funds have presented investors exposure to a variety of investment opportunities since 1992. The six STI Classic Variable Trust Funds were developed specifically to meet the rapidly changing needs of today's investor. Each of these funds offers an investment discipline that identifies a specific mix of risk and return. Together, the STI Classic Variable Trust Funds complement one another, providing access to different segments of the stock and bond markets. The combination of these funds is intended to offer the ideal investment program for almost any investor.

The financial statements presented herein relate only to the Value Income Stock Fund, Capital Appreciation Fund, and International Equity Fund.


                                   STI CLASSIC VARIABLE TRUST FUNDS (UNAUDITED)
                                    NET OF FEES PERFORMANCE AS OF JUNE 30, 1999
                                           THREE                                            SINCE INCEPTION       INCEPTION
                                           MONTHS        ONE YEAR         THREE YEARS        (ANNUALIZED)           DATE
-----------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   VALUE INCOME STOCK FUND                 14.48%          15.24%            19.71%             20.41%             10/2/95
-----------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   CAPITAL APPRECIATION FUND                8.56%          19.40%            29.32%             28.83%             10/2/95
-----------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   INTERNATIONAL EQUITY FUND                2.68%          (1.50%)             N/A              12.05%             11/7/96
-----------------------------------------------------------------------------------------------------------------------------


             PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RETURNS.

The STI Classic Variable Trust is a well-established family of mutual funds, nationally recognized for the diversity and quality of investment options that they provide. As the advisor to the STI Classic Variable Trust, STI Capital Management is committed to providing you quality investment products which will aid you in achieving your investment objectives.

I hope you will find the information on the following pages useful. It is intended to give you a better understanding of how our portfolio managers are investing your money. Thank you for your interest and participation in the STI Classic Variable Trust. We look forward to many successful years of investing in the future.
                         Sincerely,

                         /s/ [SIGNATURE]

                         Anthony R. Gray
                         Chief Executive Officer and Chief Investment Officer STI Capital Management, N.A.

STATEMENT OF NET ASSETS
------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1999


VALUE INCOME STOCK FUND
------------------------------------------------------------------

                                          SHARES    VALUE (000)
------------------------------------------------------------------
COMMON STOCKS (89.0%)
BASIC MATERIALS (10.9%)
   Allegheny Teledyne                      64,800    $  1,466
   B.F. Goodrich                           35,700       1,517
   Boise Cascade                           35,200       1,509
   Consolidated Papers                     26,300         703
   Du Pont (EI) de Nemours                 16,600       1,134
   Engelhard                               42,300         957
   Hercules                                30,000       1,179
   Minnesota Mining & Manufacturing        13,400       1,165
   Reynolds Metals                         17,200       1,015
   Sonoco Products                         42,630       1,276
   Worthington Industries                  38,800         638
                                                     --------
                                                       12,559
                                                     --------
CAPITAL GOODS (12.6%)
   Cooper Industries                       35,700       1,856
   Corning                                  8,600         603
   Crown Cork & Seal                       22,400         638
   Dana                                    19,000         875
   Emerson Electric                        24,400       1,534
   Harris                                  23,900         937
   Hubbell, Cl B                           22,500       1,021
   National Service Industries             32,500       1,170
   Northrop Grumman                        26,000       1,724
   Pall                                    48,800       1,083
   Raytheon, Cl B                          11,400         802
   Tenneco                                 36,700         876
   Thomas & Betts                          31,600       1,493
                                                     --------
                                                       14,612
                                                     --------
COMMUNICATION SERVICES (3.5%)
   Alltel                                  11,400         815
   GTE                                     43,200       3,272
                                                     --------
                                                        4,087
                                                     --------
CONSUMER CYCLICALS (11.1%)
   Albertson's                             33,000       1,702
   American Greetings, Cl A                29,100         877
   Genuine Parts                           34,300       1,200
   H&R Block                               36,400       1,820
   J.C. Penney                             43,000       2,088
   Masco                                   58,900       1,701
   Ryder                                   33,100         861
   Stanley Works                           37,100       1,194
   TRW                                     25,800       1,416
                                                     --------
                                                       12,859
                                                     --------
------------------------------------------------------------------

                                          SHARES    VALUE (000)
------------------------------------------------------------------

CONSUMER STAPLES (12.3%)
   Bestfoods                               33,900    $  1,678
   ConAgra                                 84,800       2,258
   Dean Foods                              28,600       1,189
   Flowers Industries                      13,100         284
   Fortune Brands                          29,800       1,233
   H.J. Heinz                              23,300       1,168
   International Flavors & Fragrances      38,100       1,691
   Kimberly Clark                          35,500       2,023
   McCormick                               26,400         833
   Newell Rubbermaid                       25,300       1,176
   Wallace Computer Services               28,900         722
                                                     --------
                                                       14,255
                                                     --------
ENERGY (6.7%)
   Atlantic Richfield                      15,700       1,312
   Baker Hughes                            27,500         921
   Fort James                              21,800         826
   Kerr-McGee                              17,100         858
   Murphy Oil                              19,100         932
   Texaco                                  26,500       1,657
   Unocal                                  31,600       1,252
                                                     --------
                                                        7,758
                                                     --------
FINANCE (16.4%)
   Allstate                                33,500       1,202
   American Financial Group                22,800         777
   American General                        14,700       1,108
   Bank of America                         35,700       2,617
   Bank One                                39,900       2,377
   BankBoston                              31,100       1,590
   Cigna                                   17,400       1,549
   First American of Tennessee             20,400         848
   Hibernia, Cl A                          47,900         751
   KeyCorp                                 41,200       1,324
   Paine Webber Group                      15,800         739
   PNC Bank                                26,200       1,510
   Summit Bancorp                          27,000       1,129
   Torchmark                               19,100         652
   Union Planters                          18,636         833
                                                     --------
                                                       19,006
                                                     --------
HEALTH CARE (9.0%)
   Abbott Laboratories                     52,300       2,380
   American Home Products                  53,100       3,053
   Baxter International                    44,600       2,704

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

------------------------------------------------------------------

                                                         UNAUDITED

------------------------------------------------------------------
                                                     SHARES/FACE
                                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------------
HEALTH CARE (CONTINUED)
   Bristol-Myers Squibb                    16,300    $  1,148
   Pharmacia Upjohn ADR                    20,100       1,142
                                                     --------
                                                       10,427
                                                     --------
TECHNOLOGY (3.5%)
   EG&G                                    39,300       1,400
   Xerox                                   44,100       2,605
                                                     --------
                                                        4,005
                                                     --------
UTILITIES (3.0%)
   Consolidated Natural Gas                11,500         699
   GPU                                     20,700         873
   Questar                                 47,500         908
   Scana                                   41,200         963
                                                     --------
                                                        3,443
                                                     --------
Total Common Stocks
     (Cost $93,410)                                   103,011
                                                     --------
REPURCHASE AGREEMENT (10.6%)
   Morgan Stanley
     4.850%, dated 06/30/99,
     matures 07/01/99, repurchase
     price  $12,225,286 (collateralized
     by U.S. Agency Obligations:
     market value $12,485,692) (A)        $12,224      12,224
                                                     --------
Total Repurchase Agreement
     (Cost $12,224)                                    12,224
                                                     --------

Total Investments (99.6%)
   (Cost $105,634)                                    115,235
                                                     --------
OTHER ASSETS AND LIABILITIES, NET (0.4%)                  427
                                                     --------


------------------------------------------------------------------

                                                    VALUE (000)
------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 6,858,477 outstanding
     shares of beneficial interest                  $  92,270
   Accumulated net realized gain on
     investments                                       13,606
   Net unrealized appreciation on
     investments                                        9,601
   Undistributed net investment income                    185
                                                     --------
Total Net Assets (100.0%)                            $115,662
                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share                                     $16.87
                                                     ========
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
(A) TRI-PARTY REPURCHASE AGREEMENT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
                                                                  3

STATEMENT OF NET ASSETS
------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1999


CAPITAL APPRECIATION FUND


------------------------------------------------------------------

                                         SHARES
------------------------------------------------------------------

COMMON STOCKS (93.4%)
BASIC MATERIALS (1.7%)
   Air Products & Chemicals              48,700      $  1,960
   Ecolab                                 2,200            96
   Rohm & Haas                            4,757           204
                                                     --------
                                                        2,260
                                                     --------
CAPITAL GOODS (12.2%)
   Allied Waste Industries*              23,600           466
   Browning Ferris Industries             2,200            95
   General Electric                      45,200         5,108
   Honeywell                             11,200         1,298
   Lockheed Martin                        5,900           220
   Republic Services, Cl A*              23,400           579
   Textron                               12,400         1,021
   Tyco International                    31,040         2,941
   United Technologies                   27,700         1,986
   Waste Management Inc*                 44,369         2,385
                                                     --------
                                                       16,099
                                                     --------
COMMUNICATION SERVICES (3.5%)
   AT&T                                  15,549           868
   Centurytel                            27,300         1,085
   Fox Entertainment Group, Cl A*        11,000           296
   GTE                                   11,200           848
   MCI WorldCom*                         12,112         1,042
   Nokia, Cl A ADR                        4,400           403
   Vodafone ADR                             750           148
                                                     --------
                                                        4,690
                                                     --------
CONSUMER CYCLICALS (18.1%)
   Albertson's                           10,065           519
   Automatic Data Processing              7,800           343
   Carnival                              35,600         1,727
   Costco*                               27,300         2,186
   CVS                                   36,200         1,837
   Dayton Hudson                         10,100           656
   Eastman Kodak                          1,800           122
   Federated Department Stores*           6,300           334
   Gannett                               20,400         1,456
   Hasbro                                31,400           877
   Home Depot                             1,900           122
   Interpublic Group                      1,400           121
   Lear*                                 15,700           781
   Lowe's Companies                      50,400         2,857

------------------------------------------------------------------

                                         SHARES     VALUE (000)
------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   Masco                                 60,700      $  1,753
   Mattel                                34,300           907
   Maytag                                 5,600           390
   McGraw-Hill                           17,800           960
   New York Times, Cl A                  11,500           423
   Office Depot*                         82,100         1,811
   Promus Hotel*                          6,600           205
   Saks*                                 28,500           823
   SPX*                                   3,700           309
   Starwood Hotels and Resorts           12,800           391
   Tandy                                 41,300         2,019
   Young & Rubicam                          600            27
                                                     --------
                                                       23,956
                                                     --------
CONSUMER STAPLES (12.4%)
   Anheuser Busch                         5,100           362
   Avon Products                         10,900           605
   Cendant*                              62,206         1,275
   Clorox                                 7,400           790
   Coca-Cola                             23,200           690
   ConAgra                               22,201           591
   Flowers Industries                    12,100           262
   Fort James                             8,000           303
   Gillette                               1,600            66
   Kroger*                               60,700         1,696
   McDonald's                             8,900           368
   Nabisco Group Holdings                34,700           679
   Pepsi Bottling Group*                 21,800           503
   PepsiCo                               24,600           952
   Philip Morris                          6,000           241
   Procter & Gamble                       6,000           535
   Ralston Purina                        24,300           740
   Rite Aid                              45,700         1,125
   Safeway*                              19,400           960
   Sara Lee                              38,400           871
   Seagram                                4,800           242
   Suiza Foods*                           3,000           126
   Unilever NV                              882            62
   US Foodservice*                       20,600           878
   United Rentals*                       23,300           687
   Viacom, Cl B*                         18,200           801
                                                     --------
                                                       16,410
                                                     --------
4

------------------------------------------------------------------
                                                         UNAUDITED

------------------------------------------------------------------

                                         SHARES     VALUE (000)
------------------------------------------------------------------
ENERGY (3.1%)
   Anadarko Petroleum                     8,600      $    317
   Atlantic Richfield                     6,700           560
   Halliburton                            1,800            81
   Mobil                                  5,700           564
   Niagara Mohawk Holdings*               7,500           120
   Texaco                                31,000         1,937
   Union Pacific Resources Group          1,201            20
   Unocal                                12,700           503
                                                     --------
                                                        4,102
                                                     --------
FINANCE (11.5%)
   Ace                                   20,100           568
   Allstate                              10,000           359
   American International Group          11,103         1,300
   Associates First Capital              13,600           603
   Bank of America                       16,042         1,176
   Bank of New York                      11,300           415
   Bank One                              13,860           825
   Bank United, Cl A                      7,300           293
   BankBoston                            12,800           654
   Citigroup                              4,500           214
   Compass Bancshares                    18,150           495
   Conseco                               26,300           801
   FHLMC                                  8,400           487
   First American of Tennessee            3,400           141
   First Security                        15,600           425
   Household International               19,866           941
   Mellon Bank                           39,400         1,433
   Morgan Stanley                         1,700           174
   North Fork Bancorporation             13,300           283
   PNC Bank                              13,500           778
   Providian Financial                    1,600           150
   Radian Group                           2,100           103
   Torchmark                             23,500           802
   U.S. Bancorp                          14,900           507
   Unum                                   9,400           515
   Washington Mutual                     24,368           862
   Wells Fargo                            1,200            52
                                                     --------
                                                       15,356
                                                     --------
HEALTH CARE (11.3%)
   Abbott Laboratories                   27,200         1,238
   Alza*                                 15,200           773


------------------------------------------------------------------

                                         SHARES     VALUE (000)
------------------------------------------------------------------
HEALTH CARE (CONTINUED)
   American Home Products                15,400      $    885
   Baxter International                  20,600         1,249
   Becton Dickinson                      13,100           393
   Bristol-Myers Squibb                  24,300         1,712
   Cardinal Health                       16,633         1,067
   Eli Lilly                             11,400           816
   Forest Laboratories*                  11,600           536
   Health Management
     Associates, Cl A*                   11,800           133
   Healthsouth*                          30,302           453
   Medtronic                              4,904           382
   Merck                                 32,400         2,398
   Schering Plough                        8,300           440
   Tenet Healthcare*                     24,800           460
   Warner Lambert                        27,200         1,887
   Watson Pharmaceuticals*                3,900           137
                                                     --------
                                                       14,959
                                                     --------
TECHNOLOGY (18.8%)
   ADC Telecommunications*               15,500           706
   3Com*                                  5,500           147
   Amgen*                                 4,500           274
   Analog Devices*                       12,200           612
   BMC Software*                          2,400           130
   Ceridian*                             44,200         1,445
   Cisco Systems*                        43,800         2,822
   Compaq Computer                        3,824            92
   Computer Sciences*                     3,900           270
   Comverse Technology*                   1,400           106
   EMC*                                  25,600         1,408
   Hewlett Packard                       14,200         1,427
   IBM                                   35,400         4,575
   Intel                                 15,700           934
   Lucent Technologies                   18,810         1,268
   Microsoft*                            36,700         3,310
   Networks Associates*                  19,208           282
   Nortel Networks                       10,200           885
   Raytheon, Cl B                         2,800           197
   Sun Microsystems*                     21,800         1,501
   Texas Instruments                      7,400         1,073
   Xerox                                 23,200         1,370
                                                     --------
                                                       24,834
                                                     --------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1999


CAPITAL APPRECIATION FUND--CONCLUDED


------------------------------------------------------------------
                                       SHARES/FACE
                                      AMOUNT (000) VALUE (000)
------------------------------------------------------------------
TRANSPORTATION (0.7%)
   AMR*                                   1,700      $    116
   Burlington Northern Santa Fe          11,100           344
   Delta Air Lines                        6,200           357
   Trans World Air*                       2,400            81
                                                     --------
                                                          898
                                                     --------
UTILITIES (0.1%)
   Consolidated Natural Gas               1,800           109
                                                     --------
Total Common Stocks
     (Cost $97,103)                                   123,673
                                                     --------
PREFERRED STOCKS (0.2%)
CONSUMER CYCLICALS (0.2%)
   Comcast, CV to 1.425 Shares            3,300           285
                                                     --------
Total Preferred Stocks
     (Cost $272)                                          285
                                                     --------
REPURCHASE AGREEMENT (5.2%)
   Morgan Stanley
     4.850%, dated 06/30/99, matures
     07/01/99, repurchase price
     $6,897,756 (collateralized by
     U.S. Agency Obligations:
     market value $7,044,804) (A)        $6,897         6,897
                                                     --------
Total Repurchase Agreement
     (Cost $6,897)                                      6,897
                                                     --------
Total Investments (98.8%)
   (Cost $104,272)                                    130,855
                                                     --------
OTHER ASSETS AND LIABILITIES, NET (1.2%)                1,525
                                                     --------

------------------------------------------------------------------

                                                   VALUE (000)
------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 5,983,298 outstanding
     shares of beneficial interest                   $ 93,502
   Accumulated net realized gain on
     investments                                       12,235
   Net unrealized appreciation on
     investments                                       26,583
   Undistributed net investment income                     60
                                                     --------
otal Net Assets (100.0%)                             $132,380
                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share                                     $22.13
                                                     ========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
CV-- CONVERTIBLE SECURITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
(A) TRI-PARTY REPURCHASE AGREEMENT

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

------------------------------------------------------------------
                                                         UNAUDITED


INTERNATIONAL EQUITY FUND
------------------------------------------------------------------

                                         SHARES     VALUE (000)
------------------------------------------------------------------
FOREIGN COMMON STOCKS (93.3%)
AUSTRALIA (2.6%)
   Broken Hill Proprietary               10,461      $   122
   Leighton Holdings                     39,600          156
   National Australia Bank               12,100          202
                                                     -------
                                                         480
                                                     -------
AUSTRIA (1.0%)
   Erste Bank*                            3,200          183
                                                     -------
BRAZIL (0.9%)
   Tele Norte Leste Participacoes ADR     9,100          169
                                                     -------
CANADA (3.3%)
   Nortel Networks                        4,480          386
   Teleglobe                              7,900          235
                                                     -------
                                                         621
                                                     -------
DENMARK (0.8%)
   Novo-Nordisk, Cl B                     1,370          148
                                                     -------
FINLAND (3.9%)
   Merita                                37,400          213
   Nokia ADR, Cl A                        1,700          156
   Nokia Oyj                              1,500          132
   Sonera Group Oyj                      10,900          239
                                                     -------
                                                         740
                                                     -------
FRANCE (13.4%)
   Accor                                    620          156
   Assurances Generales de France         3,200          155
   Axa                                    1,635          200
   Dexia France                           1,490          200
   Elf Aquitane                           1,300          191
   Equant*                                1,775          164
   Lafarge                                1,945          185
   Michelin, Cl B                         2,850          117
   SEITA                                  1,235           71
   Suez Lyonnaise des Eaux                1,350          244
   Technip                                2,640          297
   Valeo*                                 1,500          124
   Vivendi                                5,194          422
                                                     -------
                                                       2,526
                                                     -------
GERMANY (6.8%)
   DaimlerChrysler                        2,600          226
   Mannesmann                             2,820          422
   Metallgesellschaft                    11,450          211
   Preussag                               4,210          227
   Siemens                                2,500          193
                                                     -------
                                                       1,279
                                                     -------



------------------------------------------------------------------

                                         SHARES     VALUE (000)
------------------------------------------------------------------
GREECE (2.6%)
   Hellenic Telecom Organization         11,280      $   243
   Panafon Hellenic Telecom*             10,300          249
                                                     -------
                                                         492
                                                     -------
HONG KONG (0.9%)
   HongKong Electric Holdings            52,000          168
                                                     -------
INDONESIA (0.1%)
   Modern Photo Film, F*                 60,000           22
                                                     -------
IRELAND (2.2%)
   Bank of Ireland                       24,288          408
                                                     -------
ISRAEL (2.0%)
   Comverse Technology                    2,000          151
   ECI Telecommunications                 6,570          218
                                                     -------
                                                         369
                                                     -------
ITALY (2.8%)
   Banca Nazionale del Lavoro*           41,250          130
   ENI                                   30,800          184
   San Paolo-IMI                         12,370          169
   Tecnost*                              14,880           37
                                                     -------
                                                         520
                                                     -------
JAPAN (9.7%)
   Bank of Tokyo Mitsubishi              10,500          149
   Eisai                                  4,400           87
   FamilyMart                             2,000           92
   Honda Motor                            4,000          169
   Nippon Telegraph & Telephone               3           35
   NTT Mobile Communications
     Network-New*                            24          321
   NTT Mobile Communications
     Network                                  6           81
   Olympus Optical                       13,000          192
   Promise                                2,700          159
   Sumitomo Bank                         10,200          126
   Takefuji                               2,300          237
   TDK                                    1,300          119
   Terumo                                 2,300           51
                                                     -------
                                                       1,818
                                                     -------
MEXICO (3.1%)
   Fomento Economico Mexicano ADR         5,600          223
   Grupo Televisa GDR*                    2,100           94
   Telefonos de Mexico ADR                3,300          267
                                                     -------
                                                         584
                                                     -------

SCHEDULE OF INVESTMENTS
------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1999          UNAUDITED


INTERNATIONAL EQUITY FUND--CONCLUDED
------------------------------------------------------------------

                                         SHARES     VALUE (000)
------------------------------------------------------------------
NETHERLANDS (10.2%)
   Ahold                                  5,500      $   190
   ASM Lithography Holding*               3,900          226
   ING Groep                              4,763          259
   KPN                                    8,027          378
   Philips Electronics                    3,760          372
   TNT Post Group                         8,763          210
   Unique International                   6,623          162
   Wolters Kluwer                         2,950          118
                                                     -------
                                                       1,915
                                                     -------
NEW ZEALAND (2.0%)
   Fernz                                 30,700           90
   Fletcher Challenge Building           55,038           81
   Telecom of New Zealand                46,050          199
                                                     -------
                                                         370
                                                     -------
NORWAY (1.0%)
   Petroleum Geo Services ADR*            1,400           21
   Petroleum Geo Services*               10,800          163
                                                     -------
                                                         184
                                                     -------
PANAMA (0.7%)
   Banco Latinamericano de
     Exportaciones                        4,600          123
                                                     -------
PORTUGAL (0.9%)
   BPI-SGPS*                              3,188           67
   Portugal Telecom ADR                   2,400           99
                                                     -------
                                                         166
                                                     -------
SINGAPORE (1.0%)
   Overseas Chinese Banking              23,000          192
                                                     -------
SOUTH KOREA (0.6%)
   Korea Electric Power ADR               5,400          111
                                                     -------
SPAIN (2.8%)
   Argentaria                            12,000          274
   Telefonica Bonus Rights*               4,000            4
   Telefonica de Espana                   5,300          256
                                                     -------
                                                         534
                                                     -------
SWEDEN (2.0%)
   Castellum                             12,300          117
   Electrolux                             7,000          148
   Swedish Match                         32,800          118
                                                     -------
                                                         383
                                                     -------
------------------------------------------------------------------
                                       SHARES/FACE
                                      AMOUNT (000) VALUE (000)
------------------------------------------------------------------

SWITZERLAND (1.1%)
   Compagnie Financiere Richemont            60      $   116
   Novartis, Registered                      60           88
                                                     -------
                                                         204
                                                     -------
UNITED KINGDOM (12.7%)
   Allied Zurich                         15,550          196
   AstraZeneca Group                      4,050          157
   Bass                                   7,460          108
   British Energy PLC                    22,500          192
   COLT Telecom Group*                   12,600          264
   Diageo                                18,832          197
   Glaxo Wellcome                         4,100          114
   Granada Group*                         7,000          130
   Lloyds TSB Group                      14,318          194
   National Westminster Bank              7,003          148
   Railtrack Group                        7,800          159
   Securicor                             23,300          204
   SmithKline Beecham                    14,640          190
   South African Breweries*              16,465          141
                                                     -------
                                                       2,394
                                                     -------
UNITED STATES (2.2%)
   Global TeleSystems Group*              5,046          409
                                                     -------
Total Foreign Common Stocks
     (Cost $16,090)                                   17,512
                                                     -------
CORPORATE FOREIGN BONDS (0.1%)
   Tecnost (A)
     4.487%, 06/23/04                     EU 24           26
                                                     -------
Total Corporate Foreign Bonds
     (Cost $19)                                           26
                                                     -------
Total Investments (93.4%)
   (Cost $16,109)                                    $17,538
                                                     =======
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
EU -- EURO
F -- FOREIGN
GDR -- GLOBAL DEPOSITORY RECEIPT
PLC -- PUBLIC LIMITED CORPORATION
(A)VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1999.
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES (000)
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1999                                                    UNAUDITED

                                                                                               -------------
                                                                                               INTERNATIONAL
                                                                                                  EQUITY
                                                                                                   FUND
                                                                                               -------------
Assets:
   Investments at Market Value (Cost $16,109) .................................................  $17,538
   Cash and Foreign Currency ..................................................................      632
   Receivables for Investment Securities Sold .................................................      735
   Receivables for Portfolio Shares Purchased .................................................        7
   Other Assets ...............................................................................       71
                                                                                                 -------
   Total Assets ...............................................................................   18,983
                                                                                                 -------
Liabilities:
   Payables for Investment Securities Purchased ...............................................      159
   Accrued Expenses ...........................................................................       44
   Other Liabilities ..........................................................................        5
                                                                                                 -------
   Total Liabilities ..........................................................................      208
                                                                                                 -------
Net Assets:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 1,401,783 outstanding shares of beneficial interest .............................   16,394
   Accumulated net realized gain on investments ...............................................      787
   Net unrealized depreciation on forward foreign currency contracts, foreign
     currency, and translation of other assets and liabilities in foreign currency ............      (2)
   Net unrealized appreciation on investments .................................................    1,429
   Undistributed net investment income ........................................................      167
                                                                                                 -------
   Total Net Assets ...........................................................................  $18,775
                                                                                                 =======
Net Asset Value, Offering and Redemption Price Per Share ......................................  $ 13.39
                                                                                                 =======


STATEMENT OF OPERATIONS (000)
---------------------------------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST FUNDS FOR THE SIX MONTH PERIOD ENDED JUNE 30, 1999                                     UNAUDITED


                                                             VALUE
                                                             INCOME             CAPITAL        INTERNATIONAL
                                                              STOCK           APPRECIATION        EQUITY
                                                              FUND                FUND             FUND
                                                           -----------        ------------    -------------
Investment Income:
   Interest Income ...................................      $   253             $   206           $  11
   Dividend Income ...................................        1,259                 551             240
   Less: Foreign Taxes Withheld ......................           --                  --             (15)
                                                            -------             -------           -----
       Total Investment Income                                1,512                 757             236
                                                            -------             -------           -----
Expenses:
   Investment Advisory Fees ..........................          413                 660             115
   Less: Investment Advisory Fees Waived .............           (3)               (108)            (48)
   Administrator Fees ................................           31                  31              37
   Custody Fees ......................................           13                  20              20
   Transfer Agent Fees ...............................           12                  15               3
   Professional Fees .................................           12                  24               6
   Trustee Fees ......................................            2                   3              --
   Registration Fees .................................           --                  --               4
   Printing Expenses .................................            6                  13               2
   Pricing Fees ......................................            2                   1               6
   Insurance and Other Fees ..........................            2                  --               1
   Amortization of Deferred Organization Costs .......            1                   1               2
                                                            -------             -------           -----
       Total Expenses ................................          491                 660             148
                                                            -------             -------           -----
         Net Investment Income (Loss) ................        1,021                  97              88
                                                            -------             -------           -----
   Net Realized Gain (Loss) on Securities Sold .......        5,104               4,662             517
   Net Realized Loss on Foreign Currency Transactions            --                  --             (13)
   Net Unrealized Appreciation
      (Depreciation) on Investments ..................        6,947               7,360             (99)
   Net Unrealized Depreciation on Forward
     Currency Contracts, Foreign Currency,
     and Translation of Other Assets
     and Liabilities in Foreign Currency .............           --                  --              (4)
                                                            -------             -------           -----
         Net Realized and Unrealized Gain (Loss)
            on Investments and Foreign Currency ......       12,051              12,022             401
                                                            -------             -------           -----
 Increase (Decrease) in Net Assets from Operations ...      $13,072             $12,119           $ 489
                                                            =======             =======           =====

Amounts designated as "--" are either $0 or have been rounded to $0.

                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (000)
---------------------------------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST FUNDS
UNAUDITED


                                                            VALUE INCOME          CAPITAL APPRECIATION         INTERNATIONAL
                                                              STOCK FUND                   FUND                 EQUITY FUND
                                                      -----------------------    ---------------------    ----------------------
                                                       01/01/99-    01/01/98-     01/01/99-  01/01/98-     01/01/99-   01/01/98-
                                                       06/30/99     12/31/98      06/30/99   12/31/98      06/30/99    12/31/98
                                                       --------     --------      --------   --------      --------    --------
Investment Activities:
   Net Investment Income (Loss) ...................... $  1,021      $ 1,696      $     97   $    356      $    88      $   108
   Net Realized Gain (Loss) on Investments
     and Foreign Currency Transactions ...............    5,104        8,551         4,662      7,815          504          255
   Net Unrealized Appreciation (Depreciation)
     on Investments ..................................    6,947       (2,853)        7,360     12,917          (99)       1,029
   Net Unrealized Appreciation (Depreciation)
     on Forward Foreign Currency Contracts,
     Foreign Currency, and Translation of Other
     Assets and Liabilities in Foreign Currency ......       --           --            --         --           (4)           2
                                                       --------      -------      --------   --------      -------      -------
   Increase (Decrease) in Net Assets Resulting
     from Operations .................................   13,072        7,394        12,119     21,088          489        1,394
                                                       --------      -------      --------   --------      -------      -------
Distributions to Shareholders:

   Net Investment Income .............................   (1,061)      (1,696)          (97)      (356)          --          (21)
   Capital Gains .....................................       --       (6,777)           --     (8,084)          --         (113)
                                                       --------      -------      --------   --------      -------      -------
   Total Distributions ...............................   (1,061)      (8,473)          (97)    (8,440)          --         (134)
                                                       --------      -------      --------   --------      -------      -------
Capital Transactions:
   Proceeds from Shares Issued .......................    6,315       23,136        16,434     26,149        1,382        5,290
   Reinvestment of Cash Distributions ................    1,061        8,473            97      8,440           --          134
   Cost of Shares Repurchased ........................   (2,484)      (4,518)       (1,733)    (3,554)      (2,022)      (1,605)
                                                       --------      -------      --------   --------      -------      -------
   Increase (Decrease) in Net Assets from
     Capital Transactions ............................    4,892       27,091        14,798     31,035         (640)       3,819
                                                       --------      -------      --------   --------      -------      -------
   Total Increase (Decrease) in Net Assets ...........   16,903       26,012        26,820     43,683         (151)       5,079
                                                       --------      -------      --------   --------      -------      -------
Net Assets:
   Beginning of Period ...............................   98,759       72,747       105,560     61,877       18,926       13,847
                                                       --------      -------      --------   --------      -------      -------
   End of Period ..................................... $115,662      $98,759      $132,380   $105,560      $18,775      $18,926
                                                       ========      =======      ========   ========      =======      =======
Shares Issued and Redeemed:
   Shares Issued .....................................      404        1,451           797      1,374          105          406
   Shares Issued in Lieu of Cash Distributions .......       67          622             5        510           --           11
   Shares Redeemed ...................................     (161)        (307)          (85)      (200)        (153)        (134)
                                                       --------      -------      --------   --------      -------      -------
   Net Share Transactions ............................      310        1,766           717      1,684          (48)         283
                                                       ========      =======      ========   ========      =======      =======

Amounts designated as "--" are either $0 or have been rounded to $0.


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST FUNDS FOR THE PERIODS FROM INCEPTION THROUGH JUNE 30, 1999

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                                  NET          NET REALIZED AND
                          NET ASSET VALUE     INVESTMENT    UNREALIZED GAINS (LOSSES)   DISTRIBUTIONS FROM      DISTRIBUTIONS FROM
                        BEGINNING OF PERIOD  INCOME (LOSS)      ON INVESTMENTS         NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                        -------------------  -------------  -------------------------  ---------------------  ----------------------
VALUE INCOME STOCK FUND
           1999                $15.08          $ 0.15             $ 1.80                     $(0.16)                  $  --
           1998                 15.21            0.27               1.02                      (0.28)                   (1.14)
           1997                 12.41            0.28               3.02                      (0.28)                   (0.22)
           1996                 10.67            0.23               1.74                      (0.23)                     --
           1995 (1)             10.00            0.06               0.67                      (0.06)                     --
CAPITAL APPRECIATION FUND (A)
           1999                $20.04          $ 0.02             $ 2.09                     $(0.02)                 $   --
           1998                 17.27            0.07               4.54                      (0.08)                   (1.76)
           1997                 13.06            0.10               4.63                      (0.10)                   (0.42)
           1996                 10.66            0.12               2.40                      (0.12)                     --
           1995 (1)             10.00            0.04               0.66                      (0.04)                     --
INTERNATIONAL EQUITY FUND
           1999                $13.05          $ 0.06             $ 0.28                     $  --                    $  --
           1998                 11.87            0.10               1.17                      (0.01)                   (0.08)
           1997                 10.16            0.03               1.68                        --                       --
           1996 (2)             10.00            0.01               0.16                      (0.01)                     --





                                                                                                          RATIO OF
                                                                                    RATIO OF             EXPENSES TO
                         NET ASSETS             NET ASSETS        RATIO OF          NET INVESTMENT     AVERAGE NET ASSETS
                         VALUE END    TOTAL       END OF        EXPENSES TO        INCOME (LOSS) TO     (EXCLUDING WAIVERS
                         OF PERIOD    RETURN   PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS   AND REIMBURSEMENTS)
                         ---------    ------   ------------  ------------------   ------------------   -------------------
VALUE INCOME STOCK FUND
           1999           $16.87      12.99%     $115,662           0.95%                 1.98%                0.96%
           1998            15.08       9.69        98,759           0.95                  1.90                 1.11
           1997            15.21      26.82        72,747           0.95                  2.09                 1.23
           1996            12.41      18.64        31,216           0.95                  2.45                 1.95
           1995 (1)        10.67       7.31         4,015           0.95                  2.98                 5.72
CAPITAL APPRECIATION FUND (A)
           1999           $22.13      10.52%     $132,380           1.15%                 0.17%                1.34%
           1998            20.04      28.97       105,560           1.15                  0.43                 1.41
           1997            17.27      36.54        61,877           1.15                  0.70                 1.60
           1996            13.06      23.75        25,189           1.15                  1.15                 2.43
           1995 (1)        10.66       6.96         3,778           1.15                  1.69                 6.18
INTERNATIONAL EQUITY FUND
           1999           $13.39       2.61%     $ 18,775           1.60%                 0.96%                2.12%
           1998            13.05      10.80        18,926           1.60                  0.63                 2.07
           1997            11.87      16.84        13,847           1.60                  0.41                 2.93
           1996 (2)        10.16       1.70           995           1.60                  1.83                31.39



                                Ratio of
                              Net Investment
                             Income (Loss) to
                            Average Net Assets       Portfolio
                          Net(Excluding Waivers      Turnover
                        Beginand Reimbursements)       Rate
                        ------------------------    ----------


VALUE INCOME STOCK FUND
           1999                1.97%                  40.82%
           1998                1.74                   76.36
           1997                1.81                  104.84
           1996                1.45                   79.80
           1995 (1)           (1.79)                   7.17
CAPITAL APPRECIATION FUND (A)
           1999               (0.02)%                 77.60%
           1998                0.17                  219.17
           1997                0.25                  195.86
           1996               (0.13)                 148.48
           1995 (1)           (3.34)                   8.05
INTERNATIONAL EQUITY FUND
           1999                0.44%                 106.24%
           1998                0.16                  128.93
           1997               (0.92)                  99.14
           1996 (2)          (27.96)                  --




(1) Commenced operations on October 2, 1995. All ratios for the period have been annualized.
(2) Commenced operations on November 7, 1996. All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized.
(A) During the period ended June 30, 1999, the Capital Growth Fund changed its name to the Capital Appreciation Fund.

 Amounts designated as "--" are either $0 or rounded to $0.

12 & 13

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1999


1. Organization

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with six funds: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Appreciation Fund (formerly the Capital Growth Fund), the International Equity Fund (collectively "the Equity Funds") and the Investment Grade Bond Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objective policies and strategies. The financial statements presented herein are those of the Value Income Stock Fund, the Capital Appreciation Fund, and the International Equity Fund. The financial statements of the Mid-Cap Equity Fund, the Small Cap Equity Fund, and the Investment Grade Bond Fund are not presented herein, but presented separately.


2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are valued at the last quoted sales price, if readily available for such equity securities, on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund are valued based upon quotations from the primary market in which they are traded.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares. The offering price per share of the Funds is the net asset value per share.

     FOREIGN CURRENCY TRANSACTIONS -- With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     o market value of investment securities, assets and liabilities at the current rate of exchange; and

     o purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     OTHER -- Distributions from net investment income for the Value Income Stock Fund and the Capital Appreciation Fund are declared and paid quarterly to shareholders. Distributions from net investment income for the International Equity Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually. Expenses related to a specific Fund are

--------------------------------------------------------------------------------

                                                                       UNAUDITED

     charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


3. Administration and Distribution Agreements

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to an administration agreement (the "Administration Agreement") dated August 18, 1995 as amended November 19, 1997. Under the terms of the Administration Agreement the Administrator is entitled to a fee, subject to a minimum, (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Funds) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion, and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated August 2, 1995 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SEI Investments Distribution Co. ("the Distributor") are parties to a Distribution Agreement dated August 2, 1995. The Distributor receives no fees for its services under this agreement.

4. Investment Advisory Agreement

Investment advisory services are provided to the Trust by STI Capital Management, N.A. ("STI Capital"). Under the terms of the investment advisory agreements, STI Capital is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate of 1.15%, .80% and 1.25% of the average daily net assets of the Capital Appreciation Fund, Value Income Stock Fund, and International Equity Fund, respectively. STI Capital has voluntarily agreed to waive all or a portion of its fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta acts as Custodian for all the Funds except the International Equity Fund which has a custodian agreement with the Bank of New York. Fees of the Custodian are paid on the basis of net assets. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

5. Organizational Costs and Transactions with Affiliates

The Trust incurred organization costs of approximately $55,566. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. The costs include legal fees of approximately $44,153 for organizational work performed by a law firm of which two officers of the Trust are partners. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational cost in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Funds. For its services the Liquidity Desk received $10,624.03 for the year ended June 30, 1999.

6. Investment Transactions

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the six month period ended June 30, 1999 were as follows:

                                         U.S. GOVT.                   U.S. GOVT.
                            PURCHASES      SALES        PURCHASES       SALES
                              (000)        (000)          (000)         (000)
                           ------------ ------------  ------------  ------------
Value Income Stock Fund      $41,148     $ 38,029        $ --          $ --
Capital Appreciation Fund     97,159       83,515          --            --
International Equity Fund     18,970       19,584          --            --


At June 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Investment Grade Bond and Equity Funds at June 30, 1999 was as follows:

                                                          NET UNREALIZED
                              APPRECIATION/  DEPRECIATED    APPRECIATED
                               SECURITIES    SECURITIES    (DEPRECIATION)
                                 (000)          (000)          (000)
                               ----------    ----------     ------------
Value Income Stock Fund         $11,789       $(2,188)        $ 9,601
Capital Appreciation Fund        29,369        (2,786)         26,583
International Equity Fund         1,998          (569)          1,429

                                      NOTES

                               Investment Advisor:

                          STI Capital Management, N.A.



           STI Classic Variable Trust Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Variable Trust Fund will achieve its investment objective. The STI Classic Variable Trust
                        Fundsare advised by an affiliate
                             of SunTrust Banks, Inc.










                                  Distributor:
                        SEI Investments Distribution Co.


                This information must be preceded or accompanied by a current prospectus for each Fund described.